SHARE-BASED COMPENSATION (Schedule of Estimated Fair Value of Stock Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	0.48%	0.30%	1.44%
Expected hold period to exercise	3.4	4.0	3.5
Expected share price volatility	157.52%	149.61%	97.91%
Expected dividend yield
Weighted average of fair value of options	$ 1.59	$ 0.89	$ 1.49